PROFIT/LOSS BEFORE TAX (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss profit before tax [Abstract]
Depreciation on capitalised Intangible projects	$ 39,000	$ 40,000	$ 4,000